Affiliated Companies and Other Equity-Method Investees (Aggregate Carrying Amount and Fair Value of Investments in Affiliated Companies and Other Equity-Method Investees) (Details) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Affiliated Companies and Other Equity-Method Investees
Carrying amount	$ 2,200	¥ 182,109	¥ 176,351
Fair value	$ 2,398	¥ 198,439	¥ 216,932